Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in 2021	¥ 158
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in 2021	1,323
Accumulated benefit obligations for all defined benefit pension plans	98,964	¥ 97,819
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,337	20,739
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,095	20,427
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	8,129	8,116
Expected pension plans contributions by Company and certain subsidiaries in 2020	3,792
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,779	¥ 1,728	¥ 1,626
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	40.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	40.00%
Japan | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	20.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in 2021	¥ 293
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in 2021	(187)
Estimated portions of net transition obligation that will be recognized as a component of net pension in 2021	1
Accumulated benefit obligations for all defined benefit pension plans	96,959	¥ 95,879
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	6,553	7,076
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	6,498	7,012
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	5,355	¥ 5,758
Expected pension plans contributions by Company and certain subsidiaries in 2020	¥ 2,195
Overseas plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Overseas plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Overseas plans | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	10.00%	10.00%
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,320	¥ 2,504	¥ 2,354